Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Board of Directors grants restricted stock units (RSU) and/or stock options (SO) to its employees, including the named executive officers. Historically, the Board of Directors has granted new-hire
RSU and/or SO awards on or soon after a new hire’s employment start date and annual employee RSU and SO grants in the last quarter of each fiscal year, which grants are typically recommended by the regularly scheduled meeting of the Compensation Committee occurring in such quarter. The Company’s typical practice is to grant annual employee RSU and SO on the same day in which such grant is approved by the Board of Directors. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting RSU and SO within the last quarter of the fiscal year, the Compensation Committee generally does not take material non-public
information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. In any case, in accordance with article
L.22-10-56
of the French Commercial Code, SO may not be granted (i) during the ten-day
period preceding the date of release of the annual and half-year financial statements, including the date of their release, and (ii) from the date on which the executive management becomes aware of inside information within the meaning of article 7 of the Regulation (EU) No 596/2014 of the European Parliament and of the Council of 16 April 2014 on market abuse (Market Abuse Regulation) until the publication of such inside information.

Award Timing Method	the Board of Directors has granted
new-hire
RSU and/or SO awards on or soon after a new hire’s employment start date and annual employee RSU and SO grants in the last quarter of each fiscal year, which grants are typically recommended by the regularly scheduled meeting of the Compensation Committee occurring in such quarter.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false